UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2003

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.): |_| is a restatement
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Knowlton Brothers, Inc.
Address: 530 Fifth Avenue
         New York, New York 10036

Form 13F File Number: 28-5340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Winthrop Knowlton
Title: Chairman
Phone: (212) 764-3602

Signature, Place and Date of Signing:


/s/ Winthrop Knowlton            New York, New York                 May 12, 2003
-------------------------        ------------------                 ------------
(Signature)                      (City, State)                      (Date)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                    Name

________________                        ________________________________________

                                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3
Form 13F Information Table Entry Total:     69
Form 13F Information Table Value Total:     $89,401
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number    Name
---     --------------------    ----

1       28-5342                 Knowlton, Christopher
2       28-5344                 Knowlton, Winthrop
3       28-2649                 Lee, Dwight E.

--------------------------------------------------------------------------------------------------------------------------------
                                                                        Investment Discretion
Issuer                      Class         CUSIP    Value   Shares                                    Managers   Voting Authority
                                                  (000's)             -------------------------                 ----------------
                                                                      Sole    Shared     Shared                   Sole   Shared
                                                                              defined     other
--------------------------------------------------------------------------------------------------------------------------------
Activcard SA Spon ADR        COM        00506J107    493    50000                           X         1, 2                  X
Alloy Online                 COM         19855105   4039   806266                           X         1, 2                  X
Altera                       COM         21441100   1333    98425                           X         1, 2                  X
Altera                       COM         21441100    225    16600                           X         1, 2, 3               X
Amgen                        COM        00130H105    927    16110                           X         1, 2                  X
Amgen                        COM        00130H105    503     8735                           X         1, 2, 3               X
AMN Healthcare Services      COM        001744101    589    53600                           X         1, 2                  X
Biogen                       COM         90597105    246     8200                           X         1, 2                  X
Biolase Technology           COM         90911108   2137   260618                           X         1, 2                  X
Biosite Diagnostic           COM         90945106    288     7500                           X         1, 2, 3               X
Celgene                      COM        151020104    417    16000                           X         1, 2, 3               X
Celgene                      COM        151020104    609    23354                           X         1, 2                  X
Cell Genesys                 COM        150921104    113    15300                           X         1, 2                  X
Cognex Corp.                 COM        192422103   2414   113986                           X         1, 2                  X
Cognex Corp.                 COM        192422103    375    17700                           X         1, 2, 3               X
Concur Technologies          COM        206708109    283    55400                           X         1, 2                  X
Eclipsys                     COM        278856109   2481   311315                           X         1, 2                  X
Eclipsys                     COM        278856109    439    55100                           X         1, 2, 3               X
Electronics for Imaging      COM        286082102   1432    80939                           X         1, 2                  X
E-Trade Group                COM        269246104    167    39622                           X         1, 2, 3               X
Exult                        COM        302284104   4077   556195                           X         1, 2                  X
Exult                        COM        302284104   1240   169100                           X         1, 2, 3               X
Flextronics                  COM        Y2573F102   4871   558614                           X         1, 2                  X
Flextronics                  COM        Y2573F102    751    86100                           X         1, 2, 3               X
Gentex                       COM        371901109   1259    49451                           X         1, 2                  X
Hollis Eden                  COM        435902101   3743   637614                           X         1, 2                  X
Idexx Laboratories Corp.     COM        45168D104    477    13648                           X         1, 2, 3               X
IDX Systems                  COM        449491109   1833   116894                           X         1, 2,                 X
IDX Systems                  COM        449491109    466    29700                           X         1, 2, 3               X
Imanage                      COM        45245Y105   1057   373400                           X         1, 2                  X
I-Many                       COM        44973Q103     91   121800                           X         1, 2, 3               X
Impath                       COM        45255G101   2944   218743                           X         1, 2                  X
Impath                       COM        45255G101    520    38600                           X         1, 2, 3               X
IMS Health                   COM        449934108    347    22200                           X         1, 2, 3               X
IMS Health                   COM        449934108   1434    91846                           X         1, 2                  X
Intersil Corp.               COM        46069S109    770    49500                           X         1, 2                  X
Intersil Corp.               COM        46069S109    257    16500                           X         1, 2, 3               X
Intuitive Surgical           COM        46120E107    129    20000                           X         1, 2                  X
Invision Technologies        COM        461851107    362    16100                           X         1, 2, 3               X
Jabil Circuit                COM        466313103    638    36462                           X         1, 2, 3               X
Jabil Circuit                COM        466313103   2793   159612                           X         1, 2                  X
Jupitermedia                 COM        48207D101    912   300000                           X         1, 2, 3               X
Jupitermedia                 COM        48207D101    637   209500                           X         1, 2                  X
Liberty Media                COM        530718105    819    84213                           X         1, 2, 3               X
Martek Biosciences           COM        572901106   1976    69296                           X         1, 2                  X
Mercury Computer             COM        589378108    257     9450                           X         1, 2                  X
Network Associates           COM        649938106   3972   287617                           X         1, 2                  X
Network Associates           COM        649938106    686    49663                           X         1, 2, 3               X
Pinnacle Systems             COM        723481107   1263   121343                           X         1, 2                  X
Polycom                      COM        73172K104   1002   123997                           X         1, 2                  X
QRS                          COM        74726X105    923   188080                           X         1, 2                  X
Solectron                    COM        834182107   2173   719500                           X         1, 2                  X
Solectron                    COM        834182107    361   119400                           X         1, 2, 3               X
Surebean Corp.               COM        86866R102    766   214000                           X         1, 2                  X
Surebean Corp.               COM        86866R102    270    75400                           X         1, 2, 3               X
Synopsys                     COM        871607107   1559    36616                           X         1, 2                  X
Synopsys                     COM        871607107    363     8537                           X         1, 2, 3               X
TALX Corp.                   COM        874918105   6517   500134                           X         1, 2                  X
TALX Corp.                   COM        874918105    843    64730                           X         1, 2, 3               X
Thoratec                     COM        885175307   7091   558790                           X         1, 2                  X
Thoratec                     COM        885175307    733    57730                           X         1, 2, 3               X
TRC Cos                      COM        872625108   3900   297275                           X         1, 2                  X
TRC Cos                      COM        872625108    475    36197                           X         1, 2, 3               X
Tiffany & Co.                COM        886547108    165     6600                           X         1, 2, 3               X
Verisign                     COM        92343E102    174    19900                           X         1, 2, 3               X
Websense                     COM        947684106   1194    81300                           X         1, 2                  X
Websense                     COM        947684106    147    10000                           X         1, 2, 3               X
Xilinx Inc.                  COM        983919101    391    16698                           X         1, 2                  X
Xilinx Inc.                  COM        983919101    265    11300                           X         1, 2, 3               X
TOTAL                                              89401
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